Risks And Uncertainties Related To Current Environment	12 Months Ended
Dec. 31, 2021
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Risks And Uncertainties Related To Current Environment
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RISKS AND UNCERTAINTIES RELATED TO CURRENT ENVIRONMENT
Current Environment
The Group’s primary operation market is Russia. As a result, the Group’s business and results of operations are dependent on the economic conditions in Russia. Over the last two decades, the Russian economy has experienced or continues to experience at various times significant volatility in its GDP, high levels of inflation, increases in, or high, interest rates, sudden price declines in oil and other natural resources, instability in the local currency market, lack of reform in the banking sector and a weak banking system providing limited liquidity to Russian enterprises, budget deficits, capital flight, and significant increases in poverty rates, unemployment and underemployment.
The sanctions imposed on Russia and Russian persons by a number of countries in connection with the geopolitical crisis surrounding Ukraine and further regulatory counter-measures taken by the Russian Government, have had a significant, and in many cases unprecedented, impact on companies operating in Russia. In response to the geopolitical crisis surrounding Ukraine, the United States, the European Union, the United Kingdom and other countries imposed severe sanctions targeting Russian financial institutions, including the prohibition on transactions with the Central Bank of Russia, blocking of assets and cutting off certain Russian banks from SWIFT; businessmen and their assets; and oil, defense and other state-owned companies, as well as export and import restrictions. In response, Russia identified 48 states, including the United States, all European Union member states and the United Kingdom, as “hostile” and introduced a number of economic measures in connection with their actions, as well as economic measures aimed at ensuring financial stability of Russia.
As potential global and economic impacts of the geopolitical crisis surrounding Ukraine continue to evolve rapidly, unpredictable and outside the control of the Group it is difficult to accurately predict the full impact of the sanctions that were introduced or any measures taken by the Russian government in response to such sanctions.
COVID-19
In March 2020, the World Health Organization declared the
COVID-19
virus a global pandemic. The highly contagious disease has spread to most of the countries including Russia, creating a negative impact on customers, workforces, and suppliers, disrupting economies and financial markets, and potentially leading to a worldwide economic downturn. In order to prevent the spread of infection, the Russian Government introduced a number of recommendations and restrictions, including restrictions on the movement of citizens, a limitation on commercial activities, measures to stimulate vaccination of population. Some of these restrictions were re-introduced, or other similar restrictions were introduced, during subsequent surges in COVID-19 infections in the fall of 2020 and the summer of 2021. Since the full impact of the COVID-19 outbreak continues to evolve, it is uncertain what effect the pandemic will have on our business in future periods.